Stock-Based Compensation - Summary of Stock Based Compensation Expenses (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock based compensation expenses	$ 1,566	$ 340	$ 2,202
Research and development [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock based compensation expenses	944	277	1,509
General and administrative [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock based compensation expenses	$ 622	$ 63	$ 693